AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 14, 2009.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 108	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 109	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐            immediately upon filing pursuant to paragraph (b) of Rule 485.

☒           on September 11, 2009 pursuant to paragraph (b) of Rule 485.

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

☐            75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐            on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 14 to its Registration Statement until September 11, 2009. Post-Effective Amendment No. 14 to the Trust’s Registration Statement relates to the PowerShares 1-10 Laddered Treasury Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-5 Laddered Treasury Portfolio, PowerShares Aggregate Bond Portfolio and PowerShares Investment Grade Corporate Bond Portfolio, which were created pursuant to Post-Effective Amendment No. 3 to the Trust’s Registration Statement filed on July 24, 2007.  The effectiveness of the Registration Statement was delayed pursuant to Post-Effective Amendment Nos. 14, 24, 27, 32, 34, 39, 42, 46, 53, 59, 65, 69, 74, 75, 78, 81, 84, 88, 93, 96, 99, 102, 105 and 108 to the Trust’s Registration Statement filed on October 3, 2007, December 3, 2007, January 2, 2008, February 1, 2008, February 29, 2008, March 28, 2008, April 25, 2008, May 23, 2008, June 20, 2008, July 18, 2008, August 15, 2008, September 12, 2008, October 10, 2008, November 7, 2008, December 5, 2008, January 2, 2009, January 30, 2009, February 27, 2009, March 27, 2009, April 24, 2009, May 22, 2009, June 19, 2009, July 17, 2009 and August 14, 2009, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940, filed on October 3, 2007, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 14th day of August, 2009.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	August 14, 2009
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	August 14, 2009
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	August 14, 2009
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	August 14, 2009
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	August 14, 2009
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	August 14, 2009
Donald S. Wilson

*By: /s/ Stuart M. Strauss		August 14, 2009
Stuart M. Strauss
Attorney-In-Fact